Consolidated Statement of Profit and Loss of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Profit or loss [abstract]
Revenue from collaboration agreements	€ 155,835		€ 53,997	€ 172,831
Research and development expenses	(148,079)		(118,663)	(106,779)
General and administrative expenses	(46,449)		(38,198)	(36,124)
Other income	78		1,139	26
Operating result	(38,615)		(101,725)	29,954
Change in fair value of liabilities for warrants	17,264		(2,079)	10,945
Other financial income	44,018		13,850	9,416
Other financial expenses	(1,321)		(7,040)	(8,279)
Financial result	59,961		4,731	12,082
Profit/(loss) before taxes	21,346		(96,994)	42,036
Taxes on income	(6,128)		2,345	(14,333)
Net profit/(loss)	€ 15,218	[2]	€ (94,649)	€ 27,703
Net profit/(loss) per share:
Basic	€ 0.14		€ (1.18)	€ 0.41
Diluted	€ 0.14		€ (1.18)	€ 0.4

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities